                            OppenheimerFunds, Inc.
                          Two World Financial Center
                       225 Liberty Street - 11th Floor
                        New York, New York 10281-1008

                                                January 12, 2007

VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
Attention:  Division of Investment Management

            Re:   Oppenheimer Baring Japan Fund
                  File Nos. 333-137581 and 811-21954

Ladies and Gentlemen:

      On behalf of Oppenheimer Baring Japan Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the
"Commission") under the Securities Act of 1933, and the Investment Company
Act of 1940, as amended, is Pre-Effective Amendment No. 2 (the "Amendment")
to the Fund's Registration Statement on Form N-1A (the "Registration
Statement").

      The Amendment is being made in response to comments of the Commission
Staff on Pre-Effective Amendment No. 1 to the Registration Statement filed on
December 15, 2006.  In response to Commission Staff comments, we have clarified the disclosure indicating the criteria used by the Fund's management to determine whether an issuer is located in Japan and we have confirmed that the Fund will not invest more than 25% of its total assets in a group of related industries.

      We are requesting effectiveness on Thursday, January 18th, or as soon as practicable thereafter.

      We would be pleased to provide you with any additional information you may require. We would appreciate it if any further comments the Commission
Staff may have on this filing be directed to the undersigned at
OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, New
York, New York 10281, (212) 323-5089.

                                          Very truly yours,

                                          /s/  Nancy S. Vann
                                          ----------------------------------
                                          Nancy S. Vann
                                          Vice President & Assistant Counsel

Enclosures
cc:   Vincent DiStefano, Esq.
      Phillip S. Gillespie, Esq